Accounts Receivable, net - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable, net
Loss Allowance Accounts Receivable Ending Balance	$ 190	$ 190	$ 290
Charges to Earnings Accounts Receivable	$ 0	67	$ 290
Gross carrying amount not reasonably expected to be recovered		$ 190